Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Aug. 26, 2023 USD ($)	Aug. 27, 2022 USD ($)	Aug. 28, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table shows, for the past three fiscal years, the total compensation for each of our CEOs, and, on an average basis, our other NEOs, as set forth in the Summary Compensation Table, the “Compensation Actually Paid” (or “CAP”) to each of our CEOs, and, on an average basis, our other NEOs, our TSR, the TSR of the S&P 500 Packaged Food &
Meats index, our net income, and our principal financial measure for compensation purposes in fiscal 2023, adjusted earnings before interest, taxes, depreciation, and amortization (“Adjusted EBITDA”). CAP figures do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the NEOs’ compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statement reporting pay for the fiscal years covered in the table below.
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to First PEO(2)	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of initial fixed $100 Investment Based On:		Net Income*	Adjusted EBITDA*(6)
							Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2023	$4,175,519	$4,334,743	$7,020,242	$4,294,143	$1,381,355	$1,200,345	$191.66	$123.53	$133,575	$245,555
2022	$4,270,253	N/A	$1,407,798	N/A	$1,424,527	$973,792	$175.25	$129.17	$108,574	$234,043
2021	$7,289,945	N/A	$12,633,789	N/A	$1,888,377	$2,833,299	$196.61	$116.07	$40,880	$207,273
*
in thousands

(1)
Both Joseph E. Scalzo (“First PEO”) and Geoff E. Tanner (“Second PEO”) served as the Principal Executive Officer (“PEO”) in fiscal year 2023. The PEO in fiscal years 2022 and 2021 was Joseph E. Scalzo.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and the same assumptions that were used for stock options granted that year. Performance-based restricted share grant date fair values are calculated using ASC 718 at target-level performance. The Company’s valuation assumptions are described in Note 13, “Omnibus Incentive Plan,” in the Notes to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-K filed with the SEC for the year ended August 26, 2023. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest, as applicable. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract grant date fair value of equity awards granted during the fiscal year(a)	Add year-end fair value of equity awards granted during the fiscal year that are outstanding and unvested at fiscal year end	Add change in fair value of equity awards granted in prior fiscal years that are outstanding and unvested at fiscal year end	Add change in fair value of equity awards granted in prior fiscal years that vested in applicable fiscal year	Subtract fair value as of end of prior fiscal year for equity awards granted in prior fiscal years and failing to meet vesting conditions during applicable fiscal year	Compensation Actually Paid
2023	First PEO	$4,175,519	$2,811,066	$2,507,862	$2,363,854	$784,073	$0	$7,020,242
	Second PEO	$4,334,743	$3,096,800	$3,056,200	$0	$0	$0	$4,294,143
	Other NEOs	$1,381,355	$832,473	$743,609	$195,387	$116,728	$404,261	$1,200,345
2022	PEO	$4,270,253	$2,327,745	$1,397,810	($2,733,291)	$800,771	$0	$1,407,798
	Other NEOs	$1,424,527	$489,602	$301,261	($412,234)	$149,840	$0	$973,792
2021	PEO	$7,289,945	$5,075,410	$8,048,832	$2,594,290	($223,868)	$0	$12,633,789
	Other NEOs	$1,888,377	$767,759	$1,331,296	$515,797	$24,582	$158,994	$2,833,299
(a)
Represents the aggregate of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(3)
The NEOs included in the calculation of average non-PEO NEO compensation in each applicable year:

•	2023: Shaun P. Mara, Jill M. Short, Linda M. Zink, Timothy R. Kraft, and Todd E. Cunfer; and
•	2022 Todd E. Cunfer, Susan K. Hunsberger, Timothy R. Kraft, Linda M. Zink and C. Scott Parker; and
•	2021 Todd E. Cunfer, C. Scott Parker, Timothy R. Kraft, and Jill M. Short.

(4)
Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(5)
Represents the weighted peer group TSR, weighted in accordance with the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Packaged Food & Meats index.

(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link CAP to our NEOs, for fiscal year 2023, to company performance (the “Company Selected Measure” as defined under SEC rules). Simply Good Foods defines EBITDA as net income or loss before interest income, interest expense, income tax expense, depreciation and amortization, and Adjusted EBITDA as further adjusted to exclude the following items: stock-based compensation expense, executive transition costs, term loan transaction fees, integration costs, restructuring costs, loss in fair value change of warrant liability, and other non-core expenses.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Both Joseph E. Scalzo (“First PEO”) and Geoff E. Tanner (“Second PEO”) served as the Principal Executive Officer (“PEO”) in fiscal year 2023. The PEO in fiscal years 2022 and 2021 was Joseph E. Scalzo
The NEOs included in the calculation of average non-PEO NEO compensation in each applicable year:

•
 2023: Shaun P. Mara, Jill M. Short, Linda M. Zink, Timothy R. Kraft, and Todd E. Cunfer; and
•
 2022 Todd E. Cunfer, Susan K. Hunsberger, Timothy R. Kraft, Linda M. Zink and C. Scott Parker; and
•
	2021 Todd E. Cunfer, C. Scott Parker, Timothy R. Kraft, and Jill M. Short
Peer Group Issuers, Footnote
(5)
	Represents the weighted peer group TSR, weighted in accordance with the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Packaged Food & Meats index
PEO Actually Paid Compensation Amount			$ 12,633,789
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and the same assumptions that were used for stock options granted that year. Performance-based restricted share grant date fair values are calculated using ASC 718 at target-level performance. The Company’s valuation assumptions are described in Note 13, “Omnibus Incentive Plan,” in the Notes to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-K filed with the SEC for the year ended August 26, 2023. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest, as applicable. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract grant date fair value of equity awards granted during the fiscal year(a)	Add year-end fair value of equity awards granted during the fiscal year that are outstanding and unvested at fiscal year end	Add change in fair value of equity awards granted in prior fiscal years that are outstanding and unvested at fiscal year end	Add change in fair value of equity awards granted in prior fiscal years that vested in applicable fiscal year	Subtract fair value as of end of prior fiscal year for equity awards granted in prior fiscal years and failing to meet vesting conditions during applicable fiscal year	Compensation Actually Paid
2023	First PEO	$4,175,519	$2,811,066	$2,507,862	$2,363,854	$784,073	$0	$7,020,242
	Second PEO	$4,334,743	$3,096,800	$3,056,200	$0	$0	$0	$4,294,143
	Other NEOs	$1,381,355	$832,473	$743,609	$195,387	$116,728	$404,261	$1,200,345
2022	PEO	$4,270,253	$2,327,745	$1,397,810	($2,733,291)	$800,771	$0	$1,407,798
	Other NEOs	$1,424,527	$489,602	$301,261	($412,234)	$149,840	$0	$973,792
2021	PEO	$7,289,945	$5,075,410	$8,048,832	$2,594,290	($223,868)	$0	$12,633,789
	Other NEOs	$1,888,377	$767,759	$1,331,296	$515,797	$24,582	$158,994	$2,833,299
(a)
Represents the aggregate of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,381,355	$ 1,424,527	1,888,377
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,200,345	973,792	2,833,299
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and the same assumptions that were used for stock options granted that year. Performance-based restricted share grant date fair values are calculated using ASC 718 at target-level performance. The Company’s valuation assumptions are described in Note 13, “Omnibus Incentive Plan,” in the Notes to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-K filed with the SEC for the year ended August 26, 2023. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest, as applicable. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract grant date fair value of equity awards granted during the fiscal year(a)	Add year-end fair value of equity awards granted during the fiscal year that are outstanding and unvested at fiscal year end	Add change in fair value of equity awards granted in prior fiscal years that are outstanding and unvested at fiscal year end	Add change in fair value of equity awards granted in prior fiscal years that vested in applicable fiscal year	Subtract fair value as of end of prior fiscal year for equity awards granted in prior fiscal years and failing to meet vesting conditions during applicable fiscal year	Compensation Actually Paid
2023	First PEO	$4,175,519	$2,811,066	$2,507,862	$2,363,854	$784,073	$0	$7,020,242
	Second PEO	$4,334,743	$3,096,800	$3,056,200	$0	$0	$0	$4,294,143
	Other NEOs	$1,381,355	$832,473	$743,609	$195,387	$116,728	$404,261	$1,200,345
2022	PEO	$4,270,253	$2,327,745	$1,397,810	($2,733,291)	$800,771	$0	$1,407,798
	Other NEOs	$1,424,527	$489,602	$301,261	($412,234)	$149,840	$0	$973,792
2021	PEO	$7,289,945	$5,075,410	$8,048,832	$2,594,290	($223,868)	$0	$12,633,789
	Other NEOs	$1,888,377	$767,759	$1,331,296	$515,797	$24,582	$158,994	$2,833,299
(a)
Represents the aggregate of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2023 Most Important Company Performance Measures
The most important financial performance measures used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Adjusted EBITDA	Net sales	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee

Total Shareholder Return Amount	$ 191.66	175.25	196.61
Peer Group Total Shareholder Return Amount	123.53	129.17	116.07
Net Income (Loss)	$ 133,575,000	$ 108,574,000	$ 40,880,000
Company Selected Measure Amount	245,555	234,043	207,273
PEO Name	Geoff E. Tanner
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link CAP to our NEOs, for fiscal year 2023, to company performance (the “Company Selected Measure” as defined under SEC rules). Simply Good Foods defines EBITDA as net income or loss before interest income, interest expense, income tax expense, depreciation and amortization, and Adjusted EBITDA as further adjusted to exclude the following items: stock-based compensation expense, executive transition costs, term loan transaction fees, integration costs, restructuring costs, loss in fair value change of warrant liability, and other non-core expenses.

Measure:: 2
Pay vs Performance Disclosure
Name	Net sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,175,519	$ 4,270,253	$ 7,289,945
PEO Actually Paid Compensation Amount	7,020,242	1,407,798	12,633,789
First PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,811,066	2,327,745	5,075,410
First PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,507,862	1,397,810	8,048,832
First PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,363,854	(2,733,291)	2,594,290
First PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	784,073	800,771	(223,868)
First PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,334,743
PEO Actually Paid Compensation Amount	4,294,143
Second PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,096,800
Second PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,056,200
Second PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Second PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Second PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	832,473	489,602	767,759
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	743,609	301,261	1,331,296
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,387	(412,234)	515,797
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,728	149,840	24,582
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 404,261	$ 0	$ 158,994